Schedule of Discount rate (Details) - Valuation Technique, Discounted Cash Flow [Member] - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
WalletKu Digital [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage		0.00%
Fair value measurement operating gross profit, percentage	2.10%	2.10%
WalletKu Digital [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	(50.00%)
WalletKu Digital [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	0.00%
WalletKu Indosat [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement operating gross profit, percentage	8.90%	9.90%
WalletKu Indosat [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	11.00%	4.00%
WalletKu Indosat [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	30.00%	11.00%